Dividends to shareholders - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends to shareholders
Dividends paid (per share)	$ 1.90
Dividends charged to equity		$ 3,583	$ 3,541	$ 3,543
Exchange losses/(gain) on payment of dividend		5	10	(4)
Hedge contracts relating to dividend payments		4	(67)	(20)
Dividends paid		$ 3,592	$ 3,484	$ 3,519